Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Expected statutory income tax expense (benefit)					$ (152)	$ (558,052)
Amounts not deductible for income tax - goodwill impairment					775	490,969
Amounts not deductible for income tax - other					1,448	4,919
Amounts attributable to non-taxable flow-through entities					5,122	2,445
Return to provision adjustment					3,201	410
Change in valuation allowance					(10,314)	60,097
Income tax expense (benefit)	$ 43		$ 43	$ 28	$ 80	$ 788